Prepayments and Other Assets, Net (Details) - Schedule of Security Deposits with Real Estate Developers, Net - CNY (¥) ¥ in Thousands		Dec. 31, 2023	Dec. 31, 2022
Security deposits with real estate developers under Exclusive Sales Contract
Total security deposits		¥ 90,623	¥ 138,151
Less: Allowance for doubtful accounts		(71,278)	(71,173)
Security deposits with real estate developers, net	[1]	19,345	66,978
Without Sales Commitment Arrangement [Member]
Security deposits with real estate developers under Exclusive Sales Contract
Total security deposits		90,623	98,066
With Sales Commitment Arrangement [Member]
Security deposits with real estate developers under Exclusive Sales Contract
Total security deposits			¥ 40,085

[1]	Security deposits with real estate developers, net